TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus

Effective immediately, the table entitled “Transamerica Series Trust Underlying Portfolios:” in the “List and Description of Underlying Portfolios” section of the prospectus is deleted in its entirety and replaced with the following:

Transamerica Series Trust Underlying Portfolios:

Fund Name	Transamerica 60/40 Allocation VP	Transamerica Goldman Sachs 70/30 Allocation VP	Transamerica BlackRock Tactical Allocation VP	Transamerica JPMorgan Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate VP	Transamerica JPMorgan International Moderate Growth VP	Transamerica JPMorgan Tactical Allocation VP

Transamerica Aegon Bond VP (formerly, Transamerica PIMCO Total Return VP)		X	X	X	X	X	X	X	X

Transamerica Aegon Core Bond VP (formerly, Transamerica JPMorgan Core Bond VP)		X	X	X	X	X	X	X	X

Transamerica Aegon High Yield Bond VP		X	X	X	X	X	X	X	X

Transamerica Aegon Sustainable Equity Income VP		X	X	X	X	X	X	X	X

Transamerica Aegon U.S. Government Securities VP		X	X	X	X	X	X	X	X

Transamerica BlackRock Global Real Estate Securities VP		X	X	X	X	X	X	X	X

Transamerica BlackRock Government Money Market VP	X	X	X	X	X	X	X	X	X

Transamerica International Focus VP		X	X	X	X	X	X	X	X

Transamerica Janus Balanced VP			X	X	X	X	X	X	X

Transamerica Janus Mid-Cap Growth VP		X	X	X	X	X	X	X	X

Transamerica JPMorgan Enhanced Index VP		X	X	X	X	X	X	X	X

Transamerica JPMorgan Mid Cap Value VP		X	X	X	X	X	X	X	X

Transamerica Morgan Stanley Capital Growth VP			X	X	X	X	X	X	X

Transamerica Morgan Stanley Global Allocation VP			X	X	X	X	X	X	X

Transamerica MSCI EAFE Index VP	X

Transamerica Multi-Managed Balanced VP			X	X	X	X	X	X	X

Transamerica PineBridge Inflation Opportunities VP		X	X	X	X	X	X	X	X

Transamerica S&P 500 Index VP	X

Transamerica Small/Mid Cap Value VP		X	X	X	X	X	X	X	X

Transamerica T. Rowe Price Small Cap VP		X	X	X	X	X	X	X	X

Transamerica TS&W International Equity VP		X	X	X	X	X	X	X	X

Transamerica WMC US Growth VP		X	X	X	X	X	X	X	X

* * *

Investors Should Retain this Supplement for Future Reference

March 10, 2023